	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments				January 31, 2024 (unaudited)
98.26%	OPTIONS
103.00%	OPTIONS PURCHASED
		Number
		of	Notional	Exercise	Expiration
101.56%	Description	Contracts	Amount	Price	Date	Value
	CALL
	CALL SPDR S&P
	500 ETF(A) . . .	589	28,441,632	0..02	02/19/2025	$28,170,716
	CALL SPDR S&P
	500 ETF(A) . . .	337	16,273,056	0..02	05/15/2024	16,241,410
	CALL SPDR S&P
	500 ETF(A) . . .	132	6,374,016	0..02	02/18/2026	6,249,963
						50,662,089
1.44%	PUT
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	413..97	02/21/2024	1,426
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	389..27	03/20/2024	3,213
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	414..13	04/17/2024	10,216
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	415..22	05/15/2024	16,320
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	434..93	06/18/2024	34,218
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	455..19	07/17/2024	64,661
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	439..63	08/21/2024	57,757
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	438..63	09/18/2024	64,373
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	430..2	10/16/2024	64,395
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	449..67	11/20/2024	99,971
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	468..25	12/18/2024	141,309
	PUT SPDR S&P
	500 ETF(A) . . .	86	4,152,768	472..28	01/15/2025	160,608
						718,467
103.00%	TOTAL OPTIONS PURCHASED		. . . . . . . . . . . . . . . . .		. . . . . . .	. 51,380,556. . . . . . .

1

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued				January 31, 2024 (unaudited)
		Number
		of	Notional	Exercise	Expiration
1.53%	Description	Contracts	Amount	Price	Date		Value
	MONEY MARKET FUND
	Federated Treasury Obligations
	Fund 5..190%(B) . . . . . . . . . . . . . .			764,822. . .	. . . .	. $.	764,822

104.53%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . .			. . . . . . . . . 52,145,378. . . . . . . .
(4.53%)	Liabilities in excess of other assets . . . . . . . . . . . . . . . . .				. . . . . .(2,260,741). . . . . . .
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .			. . . . . . . .		.$49,884,637. . . . . . . . . . . .
(4.74%)	OPTIONS WRITTEN
		Number
		of	Notional	Exercise	Expiration
(4.37%)	Description	Contracts	Amount	Price	Date		Value
	CALL
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	469..61	02/21/2024		$(139,523)
	CALL SPDR S&P
	500 ETF(A) . . .	(85)	(4,104,480)	441..7	03/20/2024		(379,407)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	465..31	04/17/2024		(228,415)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	463..19	05/15/2024		(271,038)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	497..88	08/21/2024		(146,933)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	494..16	09/18/2024		(186,091)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	496..06	10/16/2024		(190,936)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	507..37	11/20/2024		(168,214)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	522..47	12/18/2024		(128,255)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	524..23	01/15/2025		(129,510)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	487..77	06/18/2024		(150,076)
	CALL SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	513..91	07/17/2024		(61,431)
							(2,179,829)
(0.37%)	PUT
	PUT SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	331..18	02/21/2024		(299)
	PUT SPDR S&P
	500 ETF(A) . . .	(86)	(4,152,768)	311..42	03/20/2024		(1,001)
			2

QUARTERLY REPORT

CBOE VEST US LARGE CAP 20% BUFFER FUND
Schedule of Investments - continued			January 31, 2024 (unaudited)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date		Value
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	331..31	04/17/2024		$(2,654)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	332..18	05/15/2024		(4,060)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	347..94	06/18/2024		(7,225)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	364..15	07/17/2024		(12,588)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	351..7	08/21/2024		(14,460)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	350..9	09/18/2024		(16,547)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	344..16	10/16/2024		(18,068)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	359..74	11/20/2024		(26,515)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	374..6	12/18/2024		(36,866)
PUT SPDR S&P
500 ETF(A) . . .	(86)	(4,152,768)	377..82	01/15/2025		(41,978)
						(182,261)
(4.74%) TOTAL OPTIONS WRITTEN . . . . . . . . . . . . . . . . . . . . .				. . . . .	.$	(2,362,090). . . . . . . .

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2024

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

3

QUARTERLY REPORT

CBOE VEST US LARGE CAP 20% BUFFER FUND

Schedule of Investments - continued	January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

				Level 2	Level 3
				Other
				Significant	Significant
			Quoted	Observable	Unobservable
OPTIONS PURCHASED . .			Prices	Inputs	Inputs	Total
			$—	$51,380,556	$—	$51,380,556
MONEY MARKET FUND .			$764,822	$—	$—	$764,822
TOTAL INVESTMENTS .	.		$764,822	$51,380,556	$—	$52,145,378
OPTIONS WRITTEN . . . .
		$.	—	$(2,362,090)	$—	$(2,362,090)

The cost of investments for Federal income tax purposes has been estimated as of January 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $42,384,096, and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . .	.$ 10,103,805. .
Gross unrealized depreciation . . . . .	. $ .(2,704,613.	)
Net unrealized appreciation . . . . . . . .	. $. 7,399,192.

4

QUARTERLY REPORT